Equity - Reserves - Legal Reserve (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Equity
Percentage of annual profits to transfer to legal reserve (as a percent)	10.00%
Percentage of legal reserve in relation to share capital, below which entity must transfer proportion of profit to legal reserves	20.00%
Nominal value of the total share capital after the increase (as a percent)	10.00%
Parent company
Equity
Percentage of legal reserve in relation to share capital, below which entity must transfer proportion of profit to legal reserves	20.00%	20.00%
Legal reserve	€ 24	€ 24
Spanish companies other than parent
Equity
Legal reserve	2	2
Foreign companies other than Spanish companies and parent
Equity
Legal reserve	€ 4	€ 4